Consolidated Statement of Owners' Equity (USD $) In Thousands		Predecessor [Member]	Parent Net Investment Attributable to Controlling Interest [Member]	Parent Net Investment Attributable to Non Controlling Interest [Member]	General Partner [Member]	Common Units [Member]	Subordinated Units [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Owners Equity [Member]	Total
Balance at Dec. 31, 2011		$ 9,265	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Contributions		2	1	0	0	0	0	0	0	0
Net advances from (distributions to) members		8,907	(505)	0	0	0	0	0	0	0
Net income (loss)		6,595	(1,845)	0	0	0	0	0	0	0	(1,845)
Foreign currency translation adjustment		0
Purchase of Predecessor entity		(24,769)	24,769	0	0	0	0	0	0	0
Member contributions in excess of Predecessor equity (Recast - Note 2)	[1]	0	44,077	0	0	0	0	0	0	0
Balance at Dec. 31, 2012	[1]	0	66,497	0	0	0	0	0	0	0
Contributions			0	0	6,210	0	0	0	0	6,210	6,200
Sale of member interest in subsidiary			0	697	0	0	0	0	0	0
Net advances from (distributions to) members			(5,763)	0	0	0	0	0	0	0
Parent investment in TIR Entities			63,617	0	0	0	0	0	0	0
Purchase of non-controlling interests			(572)	0	0	0	0	0	0	0
Stock option expense			90	0	0	0	0	0	0	0
Tax benefit of stock options exercised over FMV			528	0	0	0	0	0	0	0
Net income (loss)			5,727	22	(1,394)	0	0	0	0	(1,394)	4,355	[1]
Foreign currency translation adjustment			(112)	0	0	0	0	0	0	0	(112)	[1]
Balance at Dec. 31, 2013	[1]		130,012	719	4,816	0	0	0	0	4,816	135,547
Net income (loss)			1,092	(6)	(446)	0	0	0	0	(446)
Foreign currency translation adjustment			(304)	0	0	0	0	0	0	0
Balance at Jan. 20, 2014
Balance at Dec. 31, 2013	[1]		130,012	719	4,816	0	0	0	0	4,816	135,547
Contributions				0	979	0	0	0	0	979	500
Contribution of Predecessor and 50.1% of TIR Entities in exchange for units			(130,632)	(713)	0	22,491	82,470	(208)	26,592	131,345
Proceeds from initial public offering, net of offering costs			0	0	(2,853)	80,213	0	0	0	77,360
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC			0	0	0	(80,213)	0	0	0	(80,213)
Distributions to partners			0	0	0	(6,532)	(6,532)	0	0	(13,064)
Distributions to non-controlling interests			0	0	0	0	0	0	(4,683)	(4,683)
Net advances from (distributions to) members			(168)	0	0	0	0	0	0	0
Stock option expense			0	0	0	476	309	0	0	785
Net income (loss)											(15,179)
Foreign currency translation adjustment											(937)
Balance at Dec. 31, 2014			0	0	1,999	6,285	66,096	(525)	26,573	100,428	100,428
Balance at Jan. 20, 2014
Net income (loss)			0	0	(497)	(10,150)	(10,151)	0	4,979	(15,819)
Foreign currency translation adjustment			0	0	0	0	0	(317)	(315)	(632)
Balance at Dec. 31, 2014			$ 0	$ 0	$ 1,999	$ 6,285	$ 66,096	$ (525)	$ 26,573	$ 100,428

[1]	Recast - Note 2